Updating Summary Prospectus dated May 1, 2022 For Current Policy Owners

PRINCIPAL® FLEXIBLE VARIABLE LIFE
FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE POLICY

Issued by Principal Life Insurance Company through its
Principal Life Insurance Company Variable Life Separate Account

You should read this Updating Summary Prospectus carefully, particularly the section titled Important Information You Should Consider about the Policy. This Updating Summary Prospectus is only for the use of current Policy owners.
This Updating Summary Prospectus is being mailed to you instead of the longer statutory prospectus that was mailed to you in the past. The statutory prospectus is also available to you and contains more information about the Policy, including its features, benefits, and risks.
You can find the current statutory prospectus, Statement of Additional Information ("SAI"), and other information about the Policy, as well as information about the Underlying Funds online at www.principal.com/FlexibleVLReport. You can also obtain this information at no cost by calling 1-800-247-9988 or by sending an email request to Lifeinsurance@principal.com. For additional questions about your Policy, please contact your registered representative.
Additional information about certain investment products, including variable life insurance policies, has been prepared by the Securities and Exchange Commission’s ("SEC's") staff and is available at Investor.gov.
The SEC has not approved or disapproved this Policy or passed upon the adequacy of this Updating Summary Prospectus. Any representation to the contrary is a criminal offense.

Updating Summary Prospectus Contents

Updated Information about Your Policy	2
Important Information You Should Consider about the Policy	2
Appendix: Underlying Funds Available under the Policy	5

Updated Information about Your Policy
This is a summary of certain Policy features that have changed since the Statutory Prospectus dated May 1, 2021. This may not reflect all of the changes that have occurred since you entered into your Policy.
Portfolio Companies
•Allspring VT Index Asset Allocation Fund was formerly known as the Wells Fargo VT Index Asset Allocation Fund.
•Allspring VT Omega Growth Fund was formerly known as the Wells Fargo VT Omega Growth Fund.
•Janus Henderson Global Sustainable Equity Portfolio – Service Shares will be available on or about June 6, 2022.
•Principal Global Emerging Markets Account was formerly known as the Principal International Emerging Markets Account.
Important Information You Should Consider about the Policy

FEES AND EXPENSES				Location in Statutory Prospectus
Charges for Early Withdrawals
Guaranteed Maximum: $26.96 per $1,000 of Face Amount (2.96%).
"Face Amount" refers to the amount used to determine the death benefit. If you fully surrender your Policy within ten years of the Policy Date shown on your Data Pages or a Face Amount increase, a surrender charge is imposed. For example, if you make an early withdrawal, you could pay a maximum surrender charge of up to $2,696 on a Policy with a Face Amount of $100,000. Surrender charges decline over time. Partial surrenders are not subject to the surrender charge, but are assessed a transaction fee.
SUMMARY: FEE TABLES - Transaction Fees
Transaction Charges	In addition to surrender charges, you may also be charged for other transactions, including a sales charge and taxes assessed on each premium paid, a transaction charge for partial surrenders, and transfer fees.			SUMMARY: FEE TABLES - Transaction Fees
Ongoing Fees and Expenses
In addition to surrender charges and transaction charges, an investment in the Policy is subject to certain ongoing fees and expenses, including fees and expenses covering the cost of insurance under the Policy and the cost of optional benefits under the Policy. Such fees and expenses are set based on the characteristics of the Insured (e.g., age, sex, and rating classification). You should view your Data Pages for rates applicable to you. "Data Pages" are the pages of the policy which contain information specific to you, to the Insured and the Policy. Current or revised Data Pages may be sent to you from time to time.
SUMMARY: FEE TABLES - Transaction Fees and Periodic Charges Other Than Underlying Fund Operating Expenses
	Investors will also bear expenses associated with the Underlying Fund Companies, as shown in the following table:			SUMMARY: FEE TABLES - Annual Underlying Fund Operating Expenses
	Annual Fee	Minimum	Maximum
	Investment Options (Underlying Fund Fees and Expenses)	0.24%	1.34%

RISKS		Location in Statutory Prospectus
Risk of Loss	You can lose money by investing in a Policy.	PRINCIPAL RISKS OF INVESTING IN THE POLICY - Risk of Loss; Not a Short Term Investment
Not a Short-Term Investment	The Policy is not a short-term investment and is not appropriate for an investor that needs ready access to cash. If you take a withdrawal, any surrender charge will reduce the value of your Policy.
Risks of Underlying Funds	An investment in the Policy is subject to the risk of poor investment performance and can vary depending on the performance of the Underlying Funds. Each Underlying Fund has its own unique risks. A comprehensive discussion of the risks of each Underlying Fund may be found in the Underlying Fund’s prospectus. You should review these investment options before making an investment decision.	PRINCIPAL RISKS OF INVESTING IN THE POLICY - Risks of Underlying Funds
Insurance Company Risks	An investment in the Policy is subject to the risks related to the Company. Any obligations, guarantees, or benefits are subject to the claims-paying ability of the Company. More information about the Company, including its financial strength ratings, is available at https://investors.principal.com/investor-relations/our-business/credit-ratings/default.aspx.	GENERAL DESCRIPTION OF THE POLICY - General Account
Contract Lapse	When the Policy lapses, it terminates with no value and no longer provides any life insurance benefit upon the death of the Insured. Poor investment performance, partial surrenders, or policy loans may increase the risk of lapse. If your Policy lapses, you can only reinstate it under certain conditions, including making certain payments.	PRINCIPAL RISKS OF INVESTING IN THE POLICY - Policy Termination (Lapse)

RESTRICTIONS		Location in Statutory Prospectus
Investments
While you may transfer amounts in the Divisions (which invest in shares of a corresponding Underlying Fund), certain restrictions and transfer fees apply with regard to the number and amount of such transfers. Transfers are also subject to the excessive trading and market timing polices described in this prospectus.
GENERAL DESCRIPTION OF THE POLICY - Limitations on Transfers
	We reserve the right to remove or substitute Underlying Funds as investment options.	GENERAL DESCRIPTION OF THE POLICY - Reservation of Rights
Optional Benefits	Some optional benefits under the Policy are subject to limitations, restrictions, and additional charges, including with respect to their availability and the amounts that may be paid under such benefits.	OPTIONAL BENEFITS UNDER THE POLICY
	Withdrawals may reduce the value of a benefit by an amount greater than the value withdrawn, which could significantly reduce the value or even terminate the benefit.	OPTIONAL BENEFITS UNDER THE POLICY
	Not all of the options described in the prospectus are available or approved for use in every state.	GENERAL DESCRIPTION OF THE POLICY - Material State Variations

TAXES	Location in Statutory Prospectus
You should consult with a tax professional to determine the tax implications of an investment in, and payments received under, the Policy. There is no additional tax benefit to you if the Policy is purchased through a tax-qualified plan or individual retirement account (IRA), and withdrawals will be subject to ordinary income tax and may be subject to tax penalties
TAX ISSUES RELATED TO THE POLICY

CONFLICTS OF INTEREST		Location in Statutory Prospectus
Investment Professional Compensation	The Company pays compensation to broker-dealers, financial institutions and other parties for the sale of the Policy, including commissions on premiums paid on the Policy. The Company and/or its affiliates may also pay other amounts such as marketing allowances, expense reimbursements and education payments. Such compensation may influence the financial intermediary or sales representative to recommend the purchase of this Policy over competing policies or over other investment options.	PRINCIPAL RISKS OF INVESTING IN THE POLICY - Conflicts of Interest
Exchanges	Some financial representatives may have a financial incentive to offer a new policy in place of the one you already own. You should only exchange an existing Policy if you determine, after comparing the features, fees and risks of both policies, that it is preferable to purchase the new policy rather than continue to own an existing Policy.	PRINCIPAL RISKS OF INVESTING IN THE POLICY - Conflicts of Interest

Appendix: Underlying Funds Available under the Policy
The following is a list of Underlying Funds currently available under the Policy, which is subject to change. Before you invest, you should review the prospectuses for the Underlying Funds, as may be amended from time to time. These prospectuses contain more information about the Underlying Funds and their risks. You can find the prospectuses and other information about the Underlying Funds online at www.principal.com/FlexibleVLReport. You can also request this information at no cost by calling 1-800-247-9988 or by sending an email request to lifeinsurance@principal.com.
The current expenses and performance information below reflects fees and expenses of the Underlying Funds, but does not reflect the other fees and expenses that your Policy may charge. Expenses would be higher and performance would be lower if these charges were included. Each Underlying Fund’s past performance is not necessarily an indication of future performance.
Some of the Underlying Funds are “funds of funds.” A fund of funds is a mutual fund that invests primarily in a portfolio of other mutual funds. Operating expenses shown for a fund of funds include the fees and expenses that such fund incurs indirectly as a result of investing in other funds. More detail about the risks of investing in a fund of funds is available in such fund’s prospectus.

Fund Company and Fund Name and Class	Fund Type	Advisor/Sub-Advisor	Current Expense Ratio	Average Annual Total Returns
				1 yr	5 yr	10 yr
Allspring VT Index Asset Allocation- Class 2*	Asset Allocation	Allspring Funds Management/Allspring Global Investments, LLC	1.00%	15.13%	11.27%	11.08%
Allspring VT Omega Growth- Class 2*	Large US Equity		1.01%	14.11%	24.01%	17.54%
American Century VP Disciplined Core Value - Class I	Large US Equity	American Century Investment Management, Inc.	0.70%	22.73%	13.12%	12.85%
American Century VP Inflation Protection - Class II	Inflation-Protected Bond		0.72%	5.47%	4.23%	2.05%
American Century VP Mid Cap Value - Class II*	Small/Mid US Equity		1.00%	22.10%	8.44%	11.84%
American Century VP Ultra - Class I*	Large US Equity		0.80%	22.24%	26.09%	19.33%
American Century VP Value - Class II*	Large US Equity		0.88%	23.35%	8.58%	11.05%
American Funds Insurance Series Global Balanced - Class 2	Asset Allocation	Capital Research and Management Company	0.97%	9.96%	9.76%	7.35%
American Funds Insurance Series Growth - Class 2	Large US Equity		0.61%	21.08%	24.49%	18.82%
American Funds Insurance Series International - Class 2	International Equity		0.80%	(2.23%)	8.81%	7.32%
American Funds Insurance Series New World - Class 2*	International Equity		0.84%	4.14%	12.41%	7.86%
American Funds Insurance Series Washington Mutual Investors - Class 2*	Large US Equity		0.52%	26.83%	11.66%	12.90%
BNY Mellon IP MidCap Stock - Service Class	Small/Mid US Equity	BNY Mellon Investment Adviser, Inc./Mellon Investments Corp	1.12%	24.62%	8.68%	11.41%
Calvert VP S&P 500 Index (not available to new investors after 4/25/2014)*	Large US Equity	Calvert Research and Management/Ameritas Investment Partners, Inc.	0.28%	27.46%	17.26%	15.29%
ClearBridge Mid Cap - Class I	Small/Mid US Equity	ClearBridge Investments, LLC/Legg Mason Partners Fund Advisor, LLC	0.85%	27.75%	13.41%	13.47%

Fund Company and Fund Name and Class	Fund Type	Advisor/Sub-Advisor	Current Expense Ratio	Average Annual Total Returns
				1 yr	5 yr	10 yr
Delaware VIP Small Cap Value - Service Class	Small/Mid US Equity	Delaware Management Company	1.08%	33.01%	8.40%	10.95%
DWS Small Mid Cap Value - Class B*	Small/Mid US Equity	DWS Investment Management Americas Inc	1.21%	29.07%	6.67%	9.29%
Fidelity VIP Contrafund - Initial Class	Large US Equity	Fidelity Management and Research Co	0.61%	26.88%	19.27%	15.77%
Fidelity VIP Equity-Income - Initial Class	Large US Equity		0.53%	23.96%	11.11%	11.69%
Fidelity VIP Extended Market Index - Service Class 2	Small/Mid US Equity	Fidelity Management & Research Co/Geode Capital Management, LLC and FMR Co., Inc.	0.38%	20.03%
Fidelity VIP Gov't Money Market - Service Class	Short-Term Fixed Income	Fidelity Management and Research Co	0.34%	(0.74%)	0.11%	(0.30%)
Fidelity VIP Growth - Service Class 2	Large US Equity		0.87%	21.99%	25.03%	18.51%
Fidelity VIP High Income - Initial Class	Fixed Income		0.67%	3.63%	4.23%	4.82%
Fidelity VIP International Index - Service Class 2	International Equity	Fidelity Management & Research Co/Geode Capital Management, LLC and FMR Co., Inc.	0.42%	6.68%
Fidelity VIP Total Market Index - Service Class 2	Asset Allocation		0.37%	24.45%
Franklin Templeton VIP Trust - Franklin Small Cap Value VIP - Class 2	Small/Mid US Equity	Franklin Mutual Advisors, LLC	0.93%	24.43%	9.12%	11.29%
Franklin Templeton VIP Trust - Templeton Global Bond VIP - Class 2*	Fixed Income	Franklin Advisers, Inc.	0.74%	-5.70%	-1.68%	0.39%
Invesco VI American Franchise - Series I	Large US Equity	Invesco Advisers, Inc.	0.86%	11.09%	20.83%	16.50%
Invesco VI American Value- Series I	Small/Mid US Equity		0.90%	26.99%	8.40%	10.09%
Invesco VI Core Equity- Series I	Large US Equity		0.81%	26.79%	13.12%	11.43%
Invesco VI Discovery Mid Cap Growth- Series I*	Small/Mid US Equity		0.80%	18.21%	22.16%	16.96%
Invesco VI Health Care- Series I	Other-Health		0.98%	11.46%	13.90%	13.12%
Invesco VI Main Street Mid Cap - Series II	Small/Mid US Equity		1.19%	21.95%	10.32%	9.70%
Invesco VI Small Cap Equity- Series I	Small/Mid US Equity		0.96%	19.50%	12.59%	11.45%
Invesco VI Technology- Series I	Other-Technology		0.98%	13.56%	24.10%	16.61%
Janus Henderson Global Sustainable Equity- Service (available starting June 6, 2022)	International Equity	Janus Henderson Investors US LLC
Janus Henderson Series Enterprise- Service	Small/Mid US Equity	Janus Capital Management LLC	0.97%	15.67%	17.95%	16.06%
Janus Henderson Series Global Technology and Innovation - Service	Other-Technology		0.99%	16.87%	29.34%	22.04%
Lord Abbett Series Fund Developing Growth- Class VC*	Small/Mid US Equity	Lord, Abbett & Co, LLC	1.04%	-3.47%	23.76%	16.37%
MFS Blended Research Small Cap Equity- Service Class	Small/Mid US Equity	Massachusetts Financial Services Company	0.80%	28.21%	11.75%	13.17%
MFS Mid Cap Value- Service Class	Small/Mid US Equity		1.06%	29.63%	11.31%	12.46%
MFS New Discovery- Service Class*	Small/Mid US Equity		1.12%	0.81%	20.10%	15.00%
MFS New Discovery Value - Service Class*	Small/Mid US Equity		1.13%	32.87%	12.81%	13.09%

Fund Company and Fund Name and Class	Fund Type	Advisor/Sub-Advisor	Current Expense Ratio	Average Annual Total Returns
				1 yr	5 yr	10 yr
Principal Variable Contracts Funds ("PVC") Core Plus Bond- Class 1	Fixed Income	Principal Global Investors	0.48%	-1.19%	3.57%	2.92%
PVC Diversified Balanced- Class 1	Asset Allocation		0.24%	10.23%	9.12%	7.82%
PVC Diversified International- Class 1	International Equity		0.92%	8.93%	9.90%	7.71%
PVC Equity Income- Class 1	Large US Equity		0.48%	21.55%	13.26%	12.47%
PVC Global Emerging Markets- Class 1*	International Equity		1.20%	-0.17%	8.60%	4.28%
PVC Government & High Quality Bond- Class 1	Fixed Income		0.51%	-2.06%	1.36%	1.34%
PVC LargeCap Growth I- Class 1*	Large US Equity	Principal Global Investors/T. Rowe Price Associates, Inc. and Brown Advisory, LLC	0.69%	20.98%	24.48%	18.38%
PVC LargeCap S&P 500 Index- Class 1	Large US Equity	Principal Global Investors	0.25%	27.37%	17.27%	15.34%
PVC MidCap- Class 1	Small/Mid US Equity		0.54%	24.59%	19.15%	16.71%
PVC Principal Capital Appreciation- Class 1	Large US Equity		0.63%	26.87%	17.70%	15.20%
PVC Principal LifeTime 2010- Class 1	Asset Allocation		0.50%	5.15%	6.79%	6.10%
PVC Principal LifeTime 2020- Class 1	Asset Allocation		0.53%	8.36%	8.81%	8.02%
PVC Principal LifeTime 2030- Class 1	Asset Allocation		0.58%	11.95%	10.85%	9.43%
PVC Principal LifeTime 2040- Class 1	Asset Allocation		0.63%	14.43%	12.33%	10.58%
PVC Principal LifeTime 2050- Class 1	Asset Allocation		0.67%	16.15%	13.15%	11.17%
PVC Principal LifeTime 2060- Class 1*	Asset Allocation		0.74%	17.08%	13.42%
PVC Principal LifeTime Strategic Income- Class 1	Asset Allocation		0.49%	3.75%	5.67%	4.73%
PVC Real Estate Securities- Class 1	Small/Mid US Equity		0.83%	39.39%	12.39%	11.93%
PVC SAM Balanced- Class 1	Asset Allocation		0.75%	12.89%	9.86%	8.76%
PVC SAM Conservative Balanced- Class 1	Asset Allocation		0.76%	8.89%	7.62%	6.81%
PVC SAM Conservative Growth- Class 1	Asset Allocation		0.77%	16.87%	12.19%	10.59%
PVC SAM Flexible Income- Class 1	Asset Allocation		0.72%	6.09%	5.86%	5.51%
PVC SAM Strategic Growth- Class 1	Asset Allocation		0.82%	18.97%	13.66%	11.81%
PVC Short-Term Income- Class 1	Short-Term Fixed Income		0.47%	(1.46%)	1.37%	1.37%
PVC SmallCap- Class 1	Small/Mid US Equity		0.84%	19.23%	12.62%	13.79%
Putnam VT Growth Opportunities- Class 1B	Large US Equity	Putnam Investment Management LLC	0.90%	21.74%	24.60%	18.96%
TOPS Managed Risk Balanced ETF- Class 2	Asset Allocation	Milliman Financial Risk Management, LLC/ ValMark Advisers, Inc.	0.75%	7.76%	5.68%	4.51%
TOPS Managed Risk Growth ETF- Class 2	Asset Allocation		0.74%	11.75%	7.48%	5.36%
TOPS Managed Risk Moderate Growth ETF- Class 2	Asset Allocation		0.74%	10.23%	6.83%	5.31%
VanEck VIP Global Resources - Class S	Other-Natural Resources	Van Eck Associates Corp	1.38%	17.79%	1.23%	(1.11%)
Wanger International*	International Equity	Columbia Wanger Asset Management, LLC	1.23%	17.92%	13.23%	9.66%
* The current expense ratio for this Underlying Fund reflects expense reimbursements and/or fee waiver arrangements reported in the Underlying Fund’s registration statement. Such arrangements may be terminated, and therefore, reflect temporary fee reductions.

This Updating Summary Prospectus incorporates by reference the Statutory Prospectus and Statement of Additional Information (SAI) for the Policy, both dated May 1, 2022, as amended or supplemented, which are available online at www.principal.com/FlexibleVLReport, by calling 1-800-247-9988, or by sending an email request to Lifeinsurance@principal.com.

Principal® Flexible Variable Life
EDGAR Contract Identifier. C000004351